Annual Total Returns- Federated Hermes Trust for U S Treasury Obligations (Cash Series Shares) [BarChart] - Cash Series Shares - Federated Hermes Trust for U S Treasury Obligations - CS	2016	2017	2018	2019	2020
Total	none	0.03%	0.85%	1.21%	0.11%